Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable - Previously Reported [Member] - USD ($)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Customer A [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable			[1]	$ 57,608
Accounts receivable percentage			[1]	28.00%
Customer B [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable			[1]	$ 39,291
Accounts receivable percentage			[1]	19.00%
Customer C [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable	[1]
Accounts receivable percentage	[1]
Customer D [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable		$ 20,272			[1]
Accounts receivable percentage		30.00%			[1]
Customer E [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable		$ 18,408		$ 31,379
Accounts receivable percentage		27.00%		16.00%
Customer F [Member]
Certain Risks and Concentrations (Details) - Schedule of customers that individually comprised 10% or more of net accounts receivable [Line Items]
Accounts receivable		$ 15,864			[1]
Accounts receivable percentage		23.00%			[1]

[1]	Comprised less than 10% of net account receivable for the respective period.